Document and Entity Information	Nov. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 15, 2023
Entity Registrant Name	TPG Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41222
Entity Tax Identification Number	87-2063362
Entity Address Address Line 1	301 Commerce Street
Entity Address Address Line 2	Suite 3300
Entity Address City Or Town	Fort Worth
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76102
City Area Code	817
Local Phone Number	871-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value
Trading Symbol	TPG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001880661
Amendment Flag	false